Income Tax Benfit/Expense - Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax [Abstract]
Profit before income tax	RM 34,356,110	$ 7,685,243	RM 32,595,442	RM 13,723,995
Tax calculated at tax rate of 24%	8,245,466	1,844,458	7,822,906	3,293,759
Effects of:
- Non-taxable income	(12,684,724)	(2,837,492)	(13,656,207)	(5,032,188)
- Unutilised tax losses forfeited				2,437,874
- Unabsorbed tax losses	1,754,860	392,552	5,346,477
- Expenses not deductible for tax purposes	2,867,245	641,384	486,824	217,828
Total Effects of income (loss)	182,847	40,902		917,273
Deferred tax	339,650	75,978
Over provision in prior year	(37,835)	(8,464)	(619,698)	(7,508,254)
Income tax expenses	RM 484,662	$ 108,416	RM (619,698)	RM (6,590,981)